Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 15,179,545	$ 21,899,554
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	32,056,528	14,133,331
Depreciation and amortization	2,190,059	2,340,844
Provision for deferred income taxes	(6,066)	27,192
Other	(376,446)	(492,867)
Decrease (increase) in miscellaneous other assets	(1,633,506)	(357,511)
Decrease in other liablities	(4,078,156)	2,477,613
Net Cash Provided by (Used in) Operating Activities	43,331,958	40,028,156
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(312,830,905)	(267,632,255)
Loan liquidations	242,250,322	232,451,924
Purchases of marketable debt securities	(15,003,323)	(30,489,054)
Redemptions of marketable debt securities	12,595,000	7,715,000
Fixed asset additions, net	(1,676,427)	(1,716,411)
Fixed asset net proceeds from sales	6,643	28,642
Net Cash Provided by (Used in) Investing Activities	(74,658,690)	(59,642,154)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	10,293,856	8,435,649
Advances on credit line	106,833,799	80,103,086
Payments on credit line	(123,533,799)	(136,803,086)
Commercial paper issued	97,016,187	80,519,668
Commercial paper redeemed	(36,560,245)	(19,371,295)
Subordinated debt securities issued	2,891,839	3,857,543
Subordinated debt securities redeemed	(3,483,030)	(3,919,714)
Dividends / Distributions	(10,237,350)	(10,186,306)
Net Cash Provided by (Used in) Financing Activities	43,221,257	2,635,545
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,894,525	(16,978,453)
CASH AND CASH EQUIVALENTS, beginning	40,366,820	67,678,422
CASH AND CASH EQUIVALENTS, ending	52,261,345	50,699,969
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for Interest	12,796,816	11,166,819
Income Taxes Paid	2,060,000	1,677,638
NON-CASH INVESTING AND FINANCING ACTIVITY
Other Consumer (Live Check and Premier) Renewed Loan Payoffs	127,604,617	117,114,088
Other non-cash activity: unearned finance charges, origination fees, discounts, premiums, deferred fees and deferred costs	$ 146,720,516	$ 138,958,722